EMPLOYEE BENEFIT PLANS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Rates of compensation increase: Benefit obligation (as a percent)	5.96%	5.97%
Rates of compensation increase: Periodic cost (as a percent)	6.37%	6.33%
Expected long-term rates of return on pension plan assets (periodic cost) (as a percent)	6.25%	6.25%
Following year	5.40%	5.10%
Ultimate rate to which cost increase is assumed to decline	3.90%	4.00%
Equitable Financial QP
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology) (as a percent)	5.13%	2.55%
Equitable Excess Retirement Plan
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology) (as a percent)	5.09%	2.47%
MONY Life Retirement Income Security Plan for Employees
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology) (as a percent)	5.22%	2.78%
AB Qualified Retirement Plan
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	5.50%	2.55%
Cash balance interest crediting rate for pre-April 1, 2012 accruals
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	4.00%	4.00%
Cash balance interest crediting rate for post-April 1, 2012 accruals
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	0.25%	0.50%
Minimum
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	4.84%	1.18%
Minimum | Post-retirement Plans
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology) (as a percent)	5.07%	2.43%
Periodic cost (as a percent)	2.71%	2.34%
Minimum | Other defined benefit plans
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	4.93%	2.05%
Maximum
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	5.20%	2.78%
Maximum | Post-retirement Plans
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology) (as a percent)	5.20%	2.72%
Periodic cost (as a percent)	4.58%	2.52%
Maximum | Other defined benefit plans
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Periodic cost (as a percent)	5.22%	2.78%